Benefit or Income Cost Related to Pension and Postretirement Health Care and Life Insurance Plans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Remeasurement (gain) loss, net			$ 600
Pension
Defined Benefit Plan Disclosure [Line Items]
Service cost	358	307	353
Amortization of prior service cost (credit)	(1)	72	109
Subtotal	357	379	462
Expected return on plan assets	(1,795)	(1,976)	(2,176)
Interest cost	1,449	1,590	1,797
Subtotal	11	(7)	83
Remeasurement (gain) loss, net	5,542	4,146	(166)
Net periodic benefit (income) cost	5,553	4,139	(83)
Curtailment and termination benefits			860
Total	5,553	4,139	777
Health Care And Life
Defined Benefit Plan Disclosure [Line Items]
Service cost	359	299	305
Amortization of prior service cost (credit)	(89)	(57)	375
Subtotal	270	242	680
Expected return on plan assets	(171)	(163)	(252)
Interest cost	1,284	1,421	1,639
Subtotal	1,383	1,500	2,067
Remeasurement (gain) loss, net	1,262	1,787	758
Net periodic benefit (income) cost	2,645	3,287	2,825
Curtailment and termination benefits			386
Total	$ 2,645	$ 3,287	$ 3,211